Award Timing Disclosure	12 Months Ended
Jan. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual grants of equity awards are typically determined at the Committee meeting with an effective grant date shortly after the Company reports earnings for the fiscal year. This timing allows for the grants to be effective after the release of earnings information for the prior fiscal year when the public is aware of the information and the information is reflected in the stock price used to value the awards. The Committee does not time equity grant dates to affect the value of compensation either positively or negatively.
From time to time, special circumstances may cause the Committee to grant annual equity awards outside of the regular annual timeline. In such circumstances, the Committee continues to adhere to its practices of not timing equity grants to take advantage of material non-public information or affect the value of compensation either positively or negatively.

Award Timing Method
Annual grants of equity awards are typically determined at the Committee meeting with an effective grant date shortly after the Company reports earnings for the fiscal year. This timing allows for the grants to be effective after the release of earnings information for the prior fiscal year when the public is aware of the information and the information is reflected in the stock price used to value the awards. The Committee does not time equity grant dates to affect the value of compensation either positively or negatively.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Annual grants of equity awards are typically determined at the Committee meeting with an effective grant date shortly after the Company reports earnings for the fiscal year. This timing allows for the grants to be effective after the release of earnings information for the prior fiscal year when the public is aware of the information and the information is reflected in the stock price used to value the awards. The Committee does not time equity grant dates to affect the value of compensation either positively or negatively.

MNPI Disclosure Timed for Compensation Value	false